UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2686
                                   ------------


                           AXP TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:    5/31
                         --------------

 AXP(R)
  Intermediate
        Tax-Exempt
           Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                    May 31, 2005

AXP Intermediate
Tax-Exempt Fund seeks
to provide shareholders with
a high level of current income
exempt from federal taxes.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                 (R)

Table of Contents

Fund Snapshot                                               3

Performance Summary                                         4

Questions & Answers
  with Portfolio Management                                 6

Investments in Securities                                  10

Financial Statements                                       18

Notes to Financial Statements                              21

Fund Expenses Example                                      30

Approval of Investment Management
  Services Agreement                                       32

Proxy Voting                                               34

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors division. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express. On Aug. 1, 2005, American Express Financial Corporation and several of its companies, through which the products and services of the American Express Financial Advisors division are offered, changed their names in anticipation of their separation from American Express. American Express Financial Corporation, which currently provides investment management services for the American Express Funds, changed its name to Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Ameriprise Financial family of companies. American Express Financial Advisors Inc., which is currently the distributor of the American Express Funds, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management. No changes in operations, services or personnel are anticipated.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express.

As part of a corporate reorganization, Ameriprise Financial will be introducing the RiverSource(SM) brand which, pending approval of the American Express Funds' Boards of Directors, will replace "American Express" as the name of the fund family. The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services to the funds. The transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to shareholders.

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2   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Fund Snapshot AT MAY 31, 2005

PORTFOLIO MANAGER

Portfolio manager      Since        Years in industry

David Kerwin*          8/04               19

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE

For investors seeking a high level of current income generally exempt from federal taxes.

Inception dates by class
A: 11/13/96          B: 11/13/96    C: 6/26/00       Y: 11/13/96

Ticker symbols by class
A: INFAX             B: INFBX       C: --            Y: --

Total net assets                                            $145.7 million

Number of holdings                                                      98

Effective maturity(1)                                            8.4 years

Effective duration(2)                                            5.4 years

Weighted average bond rating(3)                                        AA+

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
  X      X            HIGH
  X      X            MEDIUM   QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of bond portfolio assets

AAA bonds                                67.3%

AA bonds                                 13.7

A bonds                                  11.3

BBB bonds                                 4.4

Non-investment grade bonds                3.3

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 3.5% of the portfolio rating above was determined through internal analysis.

TOP TEN STATES

Percentage of portfolio assets

California                               15.0%

Texas                                    12.0

New York                                  9.9

Washington                                6.7

Ohio                                      4.8

North Carolina                            4.5

Florida                                   3.8

Michigan                                  3.5

Louisiana                                 3.5

Arizona                                   3.2

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Performance Summary

PERFORMANCE COMPARISON

For the six-month period ended May 31, 2005

[BAR CHART]
                             PERFORMANCE COMPARISON
                         For the year ended May 31, 2005

                         +1.88%       +2.42%       +2.13%

+1.88% = AXP Intermediate Tax-Exempt Fund Class A (excluding sales charge) +2.42% = Lehman Brothers 3-15 Year Blend Municipal Bond Index (unmanaged) +2.13% = Lipper Intermediate Municipal Debt Funds Index

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment grade fixed-rate municipal bonds with maturities of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with intermediate maturities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the Fund.

(2) The Lipper Intermediate Municipal Debt Funds Index includes the 30 largest intermediate municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

SEC YIELDS

At May 31, 2005 by class
A: 2.56%   B: 1.94%  C: 1.95%  Y: 3.02%

At June 30, 2005 by class
A: 2.51%   B: 1.88%  C: 1.88%  Y: 2.87%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.

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4   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

                           Class A              Class B                  Class C           Class Y
(Inception dates)         (11/13/96)           (11/13/96)               (6/26/00)         (11/13/96)
                       NAV(1)   POP(2)    NAV(1)  After CDSC(3)   NAV(1)   After CDSC(4)    NAV(5)
at May 31, 2005

 6 months*             +1.88%   -2.96%    +1.50%     -3.49%       +1.50%     +0.51%         +2.19%

 1 year                +5.36%   +0.35%    +4.55%     -0.45%       +4.57%     +3.57%         +5.61%

 3 years               +4.32%   +2.64%    +3.53%     +2.27%       +3.60%     +3.60%         +4.61%

 5 years               +5.16%   +4.14%    +4.41%     +4.07%        N/A        N/A           +5.38%

 Since inception       +4.49%   +3.90%    +3.70%     +3.70%       +4.27%     +4.27%         +4.65%

at June 30, 2005

 6 months*             +1.32%   -3.48%    +0.94%     -4.05%       +0.95%     -0.05%         +1.63%

 1 year                +5.33%   +0.34%    +4.73%     -0.27%       +4.76%     +3.76%         +5.79%

 3 years               +4.12%   +2.44%    +3.33%     +2.06%       +3.40%     +3.40%         +4.40%

 5 years               +5.06%   +4.05%    +4.27%     +3.93%       +4.28%     +4.28%         +5.24%

 Since inception       +4.50%   +3.91%    +3.71%     +3.71%       +4.28%     +4.28%         +4.66%

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%;
    fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

    * Not annualized.

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5   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

                           WITH PORTFOLIO MANAGEMENT

Below, portfolio manager David Kerwin discusses the Fund's positioning and results for the first half of the fiscal year.

Q: How did AXP Intermediate Tax-Exempt Fund perform for the first half of the fiscal year?

A: AXP Intermediate Tax-Exempt Fund's Class A shares (excluding sales charge) gained 1.88% for the six months ended May 31, 2005. The Fund underperformed the Lehman Brothers Municipal 3-15 Year Bond Index (Lehman 3-15 Year Index), which rose 2.42%, as well as the Lipper Intermediate Municipal Debt Funds Index, representing the Fund's peer group, which advanced 2.13% over the same time frame.

Q: What factors most significantly affected performance during the annual period?

A: The Fund underperformed due primarily to yield curve and duration positioning. As in the taxable bond market, the municipal yield curve flattened, as the difference in yields between short- and long-term securities narrowed. Generic 2- and 5-year AAA-rated general obligation tax-exempt yields rose during the six months, and 10-year and longer AAA-rated general obligation tax-exempt yields decreased. While the Fund's modest exposure to the shorter-term segment of the intermediate municipal yield curve (five years or less) helped returns, it was not enough to offset the negative effect of the Fund's short duration positioning within the 15 to 20 year segment of the yield curve, where the flattening of the yield curve had a positive price impact. Indeed, we had maintained the Fund's overall duration shorter than the Lehman 3-15 Year Index in anticipation of rising rates. Instead, rates across all but the shorter end of the municipal yield curve actually fell.

    The Fund's modest exposure to bonds that were advance refunded during the period also detracted a bit from performance, as the Lehman 3-15 Year Index had a comparatively greater exposure to advance refunded bonds. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested in U.S. government securities (often Treasuries) which, in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. government securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

--------------------------------------------------------------------------------
6   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE]> The Fund underperformed due primarily to yield curve and duration positioning.[END CALLOUT QUOTE]

    On the positive side, positions in select noninvestment-grade or non-rated bonds boosted the Fund's returns, due primarily to good issue selection. Uninsured New York City general obligation bonds, where the Fund had a sizable position, performed well during the period. In addition, the Fund's significant exposure to uninsured California general obligation tax-exempt bonds also helped its returns, as these bonds performed well.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We made several strategic moves within the Fund during the semiannual period. We established a position in, and then added exposure to, non-enhanced municipal tobacco bonds. While we did not move beyond a neutral position in these bonds relative to the Lehman 3-15 Year Index due to concerns over lingering litigation risks, this municipal fixed income sector offers significant yield currently. Furthermore, this position should help us to reduce portfolio volatility relative to both the Lehman 3-15 Year Index and Lipper Intermediate Municipal Debt Funds Index and to further diversify the structural attributes of the portfolio on a micro level.

    We increased the Fund's exposure to bonds rated BBB, as we believe these bonds may continue to outperform in the coming months. We also increased our emphasis on seeking what are known as "new money" bonds that have the ability to be advance refunded, as these bonds offer significant upside return potential. At the same time, we enhanced our focus on selling those bonds that have already been refunded, as under current regulations, they cannot be refunded a second time.

--------------------------------------------------------------------------------
7   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE]> We increased the Fund's exposure to bonds rated BBB, as we believe these bonds may continue to outperform in the coming months.[END CALLOUT QUOTE]

    We reduced the Fund's exposure to both uninsured California and New York City general obligations to more neutral positions, as these bonds became fairly valued in our view. We also sought opportunities to reduce the Fund's exposure to nonrated or lower-rated securities and upgrade the quality of what we call the Fund's "credit basket" by replacing them with bonds rated BBB and A that offer enhanced liquidity and reduced risk.

    We also shifted the Fund's exposure within the municipal yield curve. Within the intermediate segment of the curve, we emphasized 10-year bonds over 15-year bonds. We also extended the Fund's duration somewhat, staying shorter than the Lehman 3-15 Year Index but moving closer to a neutral position.

    We maintained our strategy of laddering bond maturities, coupons and call dates in the portfolio within the intermediate segment of the yield curve. We believe this staggered approach should help reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Fund over the long term.

--------------------------------------------------------------------------------
8   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Questions & Answers

Q:  How do you intend to manage the Fund in the coming months?

A: We intend to position the Fund for ongoing U.S. economic recovery and still higher interest rates, as these themes are likely to continue to weigh on the fixed income markets through the summer. Even with the Federal Reserve Board's (the Fed) May 2005 comments that inflation pressures have risen, we believe there may be cause for it to deviate from its measured pace and increase interest rates more vigorously than the market currently anticipates. In addition, we anticipate that the yield curve may flatten a bit more in the near term but that after an extended period of yield curve flattening, the yield spread between short- and long-term maturities may stabilize somewhat in the months ahead with more parallel shifts across the yield curve.

    Typically, rising rates are negative for the bond market. However, municipal bonds have historically weathered this environment better than taxable bonds. It is important to note that we do not make significant Fund management decisions based on interest rate forecasts, but rather stick to our discipline of staying fully invested to maintain a high level of tax-exempt income and to diversify our portfolio. We apply this approach not only across credits and sectors, but across municipal bond structural attributes such as maturity, coupon and call features, which may help mute Fund price volatility.

    Given this view, we intend to maintain the Fund's duration moderately shorter than that of the Lehman 3-15 Year Index for the near term. We also intend to focus on boosting exposure to stable-to-improving credits rated BBB and A that offer good liquidity at an attractive price, to monitor opportunities to increase holdings in non-enhanced municipal tobacco bonds and to seek opportunities to make tactical yield curve trades. Consistent with the Fund's investment objective, we will maintain our emphasis on generating a high level of current income exempt from federal income taxes.

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9   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Investments in Securities

AXP Intermediate Tax-Exempt Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets) Municipal bonds (97.9%)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
Alabama (1.5%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18                         5.50%          $2,000,000               $2,182,760
---------------------------------------------------------------------------------------

Arizona (3.1%)
Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-10                         5.50            2,000,000                2,227,840

Arizona School Facilities Board
  Revenue Bonds
  State School Trust
  Series 2004A (AMBAC)
   07-01-18                         5.75            2,000,000                2,323,680
                                                                           ------------
Total                                                                        4,551,520
---------------------------------------------------------------------------------------

Arkansas (2.0%)
Little Rock School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FSA)
   02-01-20                         5.50            2,695,000                2,936,930
---------------------------------------------------------------------------------------

California (14.8%)
Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
   10-01-18                         5.13            2,000,000                2,166,720

California Pollution Control Financing Authority
  Revenue Bonds
  Waste Management Project
  Series 2005A-1 A.M.T.
   04-01-25                         4.70              750,000                  770,820

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
California (cont.)
California State Department of Water Resources
  Revenue Bonds
  Water Systems
  Series 2002X (FGIC)
   12-01-17                         5.50%          $2,000,000               $2,355,359

California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005G
   07-01-13                         5.25            1,000,000                1,086,250

California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32                         3.88              500,000(e)               508,465

San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
   07-01-12                         3.70            2,000,000(d)             1,547,200

Southern California Public Power Authority
  Refunding Revenue Bonds
  San Juan Power Project
  Series 2005A (FSA)
   01-01-15                         5.00              700,000                  779,975

State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19                         5.63            1,665,000                1,850,914

State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13                         5.25            1,500,000                1,656,450

State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11                         5.50            1,000,000                1,115,310

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
California (cont.)
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11                         5.25%          $2,000,000               $2,205,720
   07-01-14                         5.25            2,000,000                2,248,620

State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23                         5.00            1,000,000                1,055,940

State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16                         5.25            2,000,000                2,225,320
                                                                           ------------
Total                                                                       21,573,063
---------------------------------------------------------------------------------------

Colorado (2.2%)
Denver City & County
  Unlimited General Obligation Bonds
  Various Purpose
  Series 1999B
   08-01-07                         5.63            1,000,000                1,056,860

Denver City & County School District #1
  Unlimited General Obligation Bonds
  Series 1999 (FGIC)
   12-01-15                         5.38            2,000,000                2,176,280
                                                                           ------------
Total                                                                        3,233,140
---------------------------------------------------------------------------------------

Florida (3.8%)
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09                         6.20              375,000                  382,830

Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07                         6.13               65,000                   65,921

Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10                         6.35              290,000                  300,774

Heritage Palms Community Development District
  Revenue Bonds
  Series 1998
   11-01-06                         5.40              375,000                  377,456

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
Florida (cont.)
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08                         6.25%            $245,000                 $250,858

Sterling Hill Community Development District
  Special Assessment Bonds
  Series 2003B
   11-01-10                         5.50              990,000                1,010,691

Sumter Landing Community Development District
  Special Assessment Bonds
  Series 2003
   05-01-13                         6.25              900,000                  952,965

University Athletic Association Incorporated
  Revenue Bonds
  Series 2001
   10-01-31                         3.00            1,000,000(e)               980,450

Village Center Community Development District
  Recreational Revenue Bonds
  Series 2003B
   01-01-18                         6.35            1,000,000                1,076,219

Village Community Development District #5
  Special Assessment Bonds
  Series 2002B
   05-01-07                         5.40               50,000                   50,540

Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08                         5.90               60,000                   60,848
                                                                           ------------
Total                                                                        5,509,552
---------------------------------------------------------------------------------------

Georgia (1.5%)
State of Georgia
  Unlimited General Obligation Bonds
  Series 2002D
   08-01-10                         5.25            2,000,000                2,206,560
---------------------------------------------------------------------------------------

Hawaii (0.7%)
State of Hawaii
  Unlimited General Obligation Bonds
  Series 1993CA (FSA)
   01-01-07                         5.75            1,000,000                1,043,930
---------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
Illinois (3.0%)
City of Chicago
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997 (FGIC)
   11-01-15                         4.36%          $2,000,000(d)            $1,285,600

County of Cook
  Pre-refunded Unlimited General Obligation Bonds
  Capital Improvement
  Series 1999A (FGIC)
   11-15-17                         5.25            2,000,000                2,198,360

Lake County Community High School District #117
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000B (FGIC)
   12-01-08                         5.13            1,000,000(d)               890,700
                                                                           ------------
Total                                                                        4,374,660
---------------------------------------------------------------------------------------

Indiana (1.5%)
Indiana Municipal Power Agency
  Revenue Bonds
  Series 2003B (MBIA)
   01-01-11                         5.00            2,000,000                2,174,000

Louisiana (3.4%)
Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12                         5.00            1,000,000                1,101,950

State of Louisiana
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2004A (AMBAC)
   10-15-16                         5.00              750,000                  838,523

State of Louisiana
  Revenue Bonds
  Series 2002A (AMBAC)
   06-01-17                         5.38            2,750,000                3,051,235
                                                                           ------------
Total                                                                        4,991,708
---------------------------------------------------------------------------------------

Maryland (0.7%)
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  2nd Series 2001
   07-15-08                         5.25            1,000,000                1,071,370
---------------------------------------------------------------------------------------

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
Massachusetts (2.3%)
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Series 2002C (FGIC)
   11-01-14                         5.50%          $2,000,000               $2,307,900

Woods Hole Martha's Vineyard & Nantucket
  Steamship Authority
  Revenue Bonds
  Series 2004B
   03-01-20                         5.00            1,000,000                1,085,870
                                                                           ------------
Total                                                                        3,393,770
---------------------------------------------------------------------------------------

Michigan (3.5%)
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18                         4.80            1,000,000                1,022,770

Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2004
   10-01-21                         5.00            1,250,000                1,351,513

Michigan Municipal Bond Authority
  Revenue Bonds
  State Revolving Fund
  Series 1997
   10-01-14                         5.25              500,000                  528,130

Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-10                         5.25            2,000,000                2,175,920
                                                                           ------------
Total                                                                        5,078,333
---------------------------------------------------------------------------------------

Minnesota (3.1%)
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-14                         5.75            2,000,000                2,242,780

State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-17                         5.50            2,000,000                2,203,000
                                                                           ------------
Total                                                                        4,445,780
---------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
Missouri (1.9%)
Springfield School District #R12
  Unlimited General Obligation Refunding Bonds
  Missouri Direct Deposit Program
  Series 2002B (FSA)
   03-01-10                         5.00%          $2,500,000               $2,705,675
---------------------------------------------------------------------------------------

Nevada (1.7%)
City of Las Vegas
  Special Assessment Bonds
  Improvement District #808 Summerlin
  Series 2001
   06-01-06                         5.40              500,000                  504,190

Clark County School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FGIC)
   06-15-08                         5.50            1,000,000                1,073,160

Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-07                         5.01            1,000,000(d)               952,920
                                                                           ------------
Total                                                                        2,530,270
---------------------------------------------------------------------------------------

New Jersey (2.2%)
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11                         5.00            1,000,000                1,084,900

New Jersey State Highway Authority
  Refunding Revenue Bonds
  Senior Parkway
  Series 2001 Escrowed to Maturity
  (FGIC)
   01-01-08                         5.00            1,005,000                1,057,029

New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation Systems
  Series 2001C
   12-15-07                         5.38            1,000,000                1,058,260
                                                                           ------------
Total                                                                        3,200,189
---------------------------------------------------------------------------------------

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
New York (9.8%)
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19                         5.50%          $2,000,000               $2,202,100

City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21                         5.00            2,000,000                2,127,220

City of New York
  Unlimited General Obligation Bonds
  Series 2004G
   12-01-21                         5.00              500,000                  532,665

Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   07-01-13                         5.50            2,250,000                2,574,405

New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15                         4.10            1,160,000                1,176,054

New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15                         4.00            1,000,000                1,008,140

New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985D (MBIA)
   12-01-15                         4.10            1,000,000                1,013,260

New York State Thruway Authority
  Revenue Bonds
  Series 2001B (MBIA)
   04-01-07                         5.00            1,000,000                1,038,530

New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C
   01-01-11                         5.00            2,375,000                2,571,555
                                                                           ------------
Total                                                                       14,243,929
---------------------------------------------------------------------------------------

North Carolina (4.5%)
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-06                         6.00            1,000,000                1,015,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
North Carolina (cont.)
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10                         5.50%          $1,000,000               $1,072,080

North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12                         5.50            1,000,000                1,104,830

North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A (FGIC)
   01-01-12                         5.50            1,000,000                1,127,840

State of North Carolina
  Pre-refunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15                         5.25            2,000,000                2,191,700
                                                                           ------------
Total                                                                        6,511,750
---------------------------------------------------------------------------------------

Ohio (4.8%)
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16                         5.25            1,650,000                1,810,479

County of Coshocton
  Refunding Revenue Bonds
  Smurfit-Stone Container
  Series 2005
   08-01-13                         5.13              150,000                  150,669

County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-11                         5.50            2,000,000                2,181,980
   01-01-17                         6.00            1,500,000                1,737,810

Ohio State Turnpike Commission
  Refunding Revenue Bonds
  Series 2001B (FSA)
   02-15-08                         5.00            1,000,000                1,053,850
                                                                           ------------
Total                                                                        6,934,788
---------------------------------------------------------------------------------------

Puerto Rico (0.8%)
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29                         5.25            1,000,000(f)             1,110,660
---------------------------------------------------------------------------------------

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
South Carolina (2.2%)
Columbia
  Certificate of Participation
  Tourism Development Fee Pledge
  Series 2003 (AMBAC)
   06-01-12                         5.00%          $1,735,000               $1,921,304

State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-07                         5.00            1,000,000                1,034,020

Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22                         6.00              250,000                  256,818
                                                                           ------------
Total                                                                        3,212,142
---------------------------------------------------------------------------------------

Tennessee (1.5%)
City of Memphis
  Pre-refunded Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-18                         5.25            2,000,000                2,145,080
---------------------------------------------------------------------------------------

Texas (11.3%)
Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19                         5.00            2,000,000                2,150,520

City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-13                         5.25            2,000,000                2,234,740

Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 1999B (FSA)
   05-15-08                         6.00            1,000,000                1,083,780

San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21                         5.25            2,000,000                2,198,120

Spring Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 1998
  (Permanent School Fund Guarantee)
   02-15-19                         5.25            1,000,000                1,052,040

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
Texas (cont.)
Texas State Public Finance Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (MBIA)
   02-01-09                         3.28%          $5,000,000(d)            $4,417,800

Texas State University Systems
  Refunding Revenue Bonds
  Series 2002 (FSA)
   03-15-16                         5.25            2,000,000                2,193,160

University of Texas
  Un-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-13                         5.10            1,090,000                1,140,554
                                                                           ------------
Total                                                                       16,470,714
---------------------------------------------------------------------------------------

Utah (1.2%)
Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (FSA)
  03-01-09                          2.76            2,000,000(d)             1,753,740
---------------------------------------------------------------------------------------

Virginia (2.4%)
County of Arlington
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001
   02-01-07                         4.50            1,000,000                1,028,030

Richmond Metropolitan Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-15-15                         5.25            2,125,000                2,429,704
                                                                           ------------
Total                                                                        3,457,734
---------------------------------------------------------------------------------------

Washington (6.6%)
County of King
  Un-refunded Limited General Obligation Bonds
  Series 2002
   12-01-13                         5.50            1,805,000                2,056,906

Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating
  Series 2003A (XLCA)
   07-01-10                         5.50            2,000,000                2,202,140

Municipal bonds (continued)

Name of                           Coupon             Principal               Value(a)
issuer and                         rate               amount
title of issue(b,c)
Washington (cont.)
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (AMBAC)
   07-01-16                         6.00%          $2,000,000               $2,309,639

Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12                         5.50            2,000,000                2,252,800

State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15                         5.00              750,000                  830,558
                                                                           ------------
Total                                                                        9,652,043
---------------------------------------------------------------------------------------

Total municipal bonds
(Cost: $138,920,272)                                                      $142,695,790
---------------------------------------------------------------------------------------

Municipal notes (0.7%)

Issue(b,c,g)                       Effective          Amount                  Value(a)
                                     yield          payable at
                                                     maturity
Rhode Island (0.1%)
Providence Housing Authority
  Cathedral Square
  V.R.D.N. Series 2000A
  (LOC Fleet Bank)
   09-01-30                         3.02%            $200,000                 $200,000
---------------------------------------------------------------------------------------

Texas (0.6%)
North Central Texas Health Facility Development
Corporation
  Revenue Bonds
  Methodist Hospitals of Dallas
  V.R.D.N Series 1985B
  (Dexia Credit Local) MBIA
   10-01-15                         2.98              800,000                  800,000
---------------------------------------------------------------------------------------

Total municipal notes
(Cost: $1,000,000)                                                          $1,000,000
---------------------------------------------------------------------------------------

Total investments in securities
(Cost: $139,920,272)(h)                                                   $143,695,790
=======================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --       ACA Financial Guaranty Corporation
      AMBAC     --       Ambac Assurance Corporation
      BIG       --       Bond Investors Guarantee
      CGIC      --       Capital Guaranty Insurance Company
      FGIC      --       Financial Guaranty Insurance Company
      FHA       --       Federal Housing Authority
      FNMA      --       Federal National Mortgage Association
      FHLMC     --       Federal Home Loan Mortgage Corporation
      FSA       --       Financial Security Assurance
      GNMA      --       Government National Mortgage Association
      MBIA      --       MBIA Insurance Corporation
      XLCA      --       XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At May 31, 2005, the value of securities subject to alternative minimum tax represented 0.5% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.8% of net assets at May 31, 2005.

--------------------------------------------------------------------------------
16   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(h) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $139,920,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $3,915,000

      Unrealized depreciation                                   (139,000)
      ---------------------------------------------------------------------
      Net unrealized appreciation                             $3,776,000
      ---------------------------------------------------------------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
17   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities

AXP Intermediate Tax-Exempt Fund

May 31, 2005 (Unaudited)
Assets

Investments in securities, at value (Note 1)
   (identified cost $139,920,272)                                                    $143,695,790
Capital shares receivable                                                                   1,719
Accrued interest receivable                                                             2,117,623
---------------------------------------------------------------------------------------------------
Total assets                                                                          145,815,132
---------------------------------------------------------------------------------------------------

Liabilities

Disbursements in excess of cash on demand deposit                                           9,733
Dividends payable to shareholders                                                          60,006
Capital shares payable                                                                     11,198
Accrued investment management services fee                                                  7,184
Accrued distribution fee                                                                    6,372
Accrued transfer agency fee                                                                   852
Accrued administrative services fee                                                           639
Other accrued expenses                                                                     32,782
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         128,766
---------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                   $145,686,366
===================================================================================================

Represented by

Capital stock -- $.01 par value (Note 1)                                             $    270,679
Additional paid-in capital                                                            141,466,575
Excess of distributions over net investment income                                             (1)
Accumulated net realized gain (loss)                                                      173,595
Unrealized appreciation (depreciation) on investments                                   3,775,518
---------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock             $145,686,366
===================================================================================================
Net assets applicable to outstanding shares:    Class A                              $116,744,499
                                                Class B                              $ 21,190,556
                                                Class C                              $  7,750,009
                                                Class Y                              $      1,302
Net asset value per share of outstanding
 capital stock:                                 Class A shares      21,687,633       $       5.38
                                                Class B shares       3,939,343       $       5.38
                                                Class C shares       1,440,662       $       5.38
                                                Class Y shares             243       $       5.36
---------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Statement of operations

AXP Intermediate Tax-Exempt Fund

Six months ended May 31, 2005 (Unaudited)
Investment income
Income:
Interest                                                                               $2,962,329
---------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                        342,279
Distribution fee
   Class A                                                                                152,428
   Class B                                                                                108,785
   Class C                                                                                 42,115
Transfer agency fee                                                                        46,913
Incremental transfer agency fee
   Class A                                                                                  3,511
   Class B                                                                                  1,520
   Class C                                                                                    666
Administrative services fees and expenses                                                  29,910
Compensation of board members                                                               4,699
Custodian fees                                                                              7,010
Printing and postage                                                                       23,876
Registration fees                                                                          15,900
Audit fees                                                                                 10,250
Other                                                                                       4,677
---------------------------------------------------------------------------------------------------
Total expenses                                                                            794,539
   Expenses waived/reimbursed by AEFC (Note 2)                                            (10,574)
---------------------------------------------------------------------------------------------------
                                                                                          783,965

   Earnings credits on cash balances (Note 2)                                              (2,482)
---------------------------------------------------------------------------------------------------
Total net expenses                                                                        781,483
---------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         2,180,846
---------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions (Note 3)                                177,954
Net change in unrealized appreciation (depreciation) on investments                       452,276
---------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                            630,230
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        $2,811,076
===================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Statements of changes in net assets

AXP Intermediate Tax-Exempt Fund

                                                             May 31, 2005           Nov. 30, 2004
                                                           Six months ended           Year ended
                                                              (Unaudited)
Operations and distributions

Investment income (loss) -- net                             $  2,180,846             $  4,594,710
Net realized gain (loss) on investments                          177,954                  881,201
Net change in unrealized appreciation (depreciation) on
 investments                                                     452,276               (1,321,088)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    2,811,076                4,154,823
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                 (1,839,131)              (3,809,301)
      Class B                                                   (245,848)                (553,861)
      Class C                                                    (95,680)                (231,678)
      Class Y                                                        (21)                     (41)
   Net realized gain
      Class A                                                   (685,008)                (554,964)
      Class B                                                   (122,930)                (116,980)
      Class C                                                    (49,247)                 (50,998)
      Class Y                                                         (7)                      (6)
---------------------------------------------------------------------------------------------------
Total distributions                                           (3,037,872)              (5,317,829)
---------------------------------------------------------------------------------------------------

Capital share transactions (Note 4)

Proceeds from sales
   Class A shares (Note 2)                                     8,233,329               39,074,614
   Class B shares                                                773,429                4,466,211
   Class C shares                                                446,731                1,694,969
Reinvestment of distributions at net asset value
   Class A shares                                              2,270,625                3,837,550
   Class B shares                                                330,613                  594,121
   Class C shares                                                138,354                  267,201
Payments for redemptions
   Class A shares                                            (19,379,770)             (47,383,912)
   Class B shares (Note 2)                                    (2,442,490)             (10,049,164)
   Class C shares (Note 2)                                    (1,972,399)              (5,460,811)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                (11,601,578)             (12,959,221)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      (11,828,374)             (14,122,227)
Net assets at beginning of period                            157,514,740              171,636,967
---------------------------------------------------------------------------------------------------
Net assets at end of period                                 $145,686,366             $157,514,740
===================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Intermediate Tax-Exempt Fund

(Unaudited as to May 31, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

At May 31, 2005, American Express Financial Corporation (AEFC) owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
21   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the six months ended May 31, 2005.

--------------------------------------------------------------------------------
22   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
23   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.45% to 0.35% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.04% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $20.50

o Class B $21.50

o Class C $21.00

o Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $74,639 for Class A, $9,864 for Class B and $482 for Class C for the six months ended May 31, 2005.

--------------------------------------------------------------------------------
24   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

For the six months ended May 31, 2005, AEFC and its affiliates waived certain fees and expenses to 0.88% for Class A, 1.64% for Class B and 1.63% for Class C. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B and Class C were $8,347, $1,222 and $1,005, respectively. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until Nov. 30, 2005. Under this agreement, net expenses will not exceed 0.88% for Class A, 1.64% for Class B, 1.63% for Class C and 0.70% for Class Y of the Fund's average daily net assets.

During the six months ended May 31, 2005, the Fund's custodian and transfer agency fees were reduced by $2,482 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $13,727,066 and $26,590,639, respectively, for the six months ended May 31, 2005. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended May 31, 2005
                                            Class A     Class B     Class C      Class Y
-------------------------------------------------------------------------------------------
Sold                                       1,530,296    143,726      83,055        --
Issued for reinvested distributions          422,055     61,508      25,717        --
Redeemed                                  (3,608,540)  (454,171)   (366,788)       --
-------------------------------------------------------------------------------------------
Net increase (decrease)                   (1,656,189)  (248,937)   (258,016)       --
-------------------------------------------------------------------------------------------

                                                      Year ended Nov. 30, 2004
                                            Class A     Class B     Class C      Class Y
-------------------------------------------------------------------------------------------
Sold                                       7,246,366     830,520     313,714        --
Issued for reinvested distributions          709,124     109,861      49,406        --
Redeemed                                  (8,785,444) (1,868,608) (1,012,172)       --
-------------------------------------------------------------------------------------------
Net increase (decrease)                     (829,954)   (928,227)   (649,052)       --
-------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2005.

--------------------------------------------------------------------------------
25   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                                          2005(g)         2004       2003         2002          2001
Net asset value, beginning of period                                  $5.39           $5.43      $5.29        $5.19         $5.04
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                            .08             .16        .15          .16           .18
Net gains (losses) (both realized and unrealized)                       .02            (.02)       .15          .12           .15
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .10             .14        .30          .28           .33
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                                   (.08)           (.16)      (.15)        (.17)         (.18)
Distributions from realized gains                                      (.03)           (.02)      (.01)        (.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.11)           (.18)      (.16)        (.18)         (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $5.38           $5.39      $5.43        $5.29         $5.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data

Net assets, end of period (in millions)                                $117            $126       $131          $91           $50
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .88%(c),(d)     .88%(d)    .88%(d)      .89%(d)      1.02%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.02%(c)        2.91%      2.85%        3.13%         3.45%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                9%             25%        59%          52%           75%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       1.88%(f)        2.64%      5.86%        5.45%         6.60%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.89% for the six months ended May 31, 2005 and 0.89%, 0.89% and 0.97% for the years ended Nov. 30, 2004, 2003 and 2002, respectively.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

(g) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
26   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Class B

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                                          2005(g)         2004       2003         2002          2001
Net asset value, beginning of period                                  $5.39           $5.42      $5.29        $5.19         $5.03
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                            .06             .12        .11          .12           .14
Net gains (losses) (both realized and unrealized)                       .02            (.01)       .14          .12           .16
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .08             .11        .25          .24           .30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                                   (.06)           (.12)      (.11)        (.13)         (.14)
Distributions from realized gains                                      (.03)           (.02)      (.01)        (.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.09)           (.14)      (.12)        (.14)         (.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $5.38           $5.39      $5.42        $5.29         $5.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data

Net assets, end of period (in millions)                                 $21             $23        $28          $20           $12
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.64%(c),(d)    1.64%      1.64%(d)     1.64%(d)      1.78%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.25%(c)        2.14%      2.09%        2.38%         2.69%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                9%             25%        59%          52%           75%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       1.50%(f)        2.05%      4.86%        4.66%         6.01%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.65% for the six months ended May 31, 2005 and 1.65% and 1.73% for the years ended Nov. 30, 2003 and 2002, respectively.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

(g) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
27   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Class C

Per share income and capital changes(a)

Fiscal period ended Nov 30,                                           2005(g)         2004       2003         2002          2001
Net asset value, beginning of period                                  $5.39           $5.42      $5.29        $5.18         $5.03
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                            .06             .12        .11          .12           .14
Net gains (losses) (both realized and unrealized)                       .02            (.01)       .14          .13           .15
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .08             .11        .25          .25           .29
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                                   (.06)           (.12)      (.11)        (.13)         (.14)
Distributions from realized gains                                      (.03)           (.02)      (.01)        (.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.09)           (.14)      (.12)        (.14)         (.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $5.38           $5.39      $5.42        $5.29         $5.18
------------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data

Net assets, end of period (in millions)                                  $8              $9        $13           $8            $1
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.63%(c),(d)    1.63%(d)   1.63%(d)     1.64%(d)      1.77%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.27%(c)        2.16%      2.09%        2.35%         2.66%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                9%             25%        59%          52%           75%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       1.50%(f)        2.06%      4.87%        4.86%         5.82%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.65% for the six months ended May 31, 2005 and 1.64%, 1.64% and 1.72% for the years ended Nov. 30, 2004, 2003 and 2002, respectively.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

(g) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
28   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Class Y

Per share income and capital changes(a)

Fiscal period ended Nov 30,                                           2005(g)         2004       2003         2002          2001

Net asset value, beginning of period                                  $5.36           $5.40      $5.26        $5.16         $5.02
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                            .09             .17        .16          .17           .19
Net gains (losses) (both realized and unrealized)                       .03            (.02)       .15          .12           .14
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .12             .15        .31          .29           .33
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                                   (.09)           (.17)      (.16)        (.18)         (.19)
Distributions from realized gains                                      (.03)           (.02)      (.01)        (.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.12)           (.19)      (.17)        (.19)         (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $5.36           $5.36      $5.40        $5.26         $5.16
------------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data

Net assets, end of period (in millions)                                 $--             $--        $--          $--           $--
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .70%(c)         .70%       .70%(d)      .81%(d)       .95%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.30%(c)        3.07%      3.13%        3.26%         3.49%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                9%             25%        59%          52%           75%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       2.19%(f)        2.84%      6.08%        5.67%         6.62%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.71% and 0.90% for the years ended Nov. 30, 2003 and 2002, respectively.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

(g) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
29   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
30   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

                                                  Beginning         Ending           Expenses
                                                 account value   account value     paid during         Annualized
                                                 Dec. 1, 2004    May 31, 2005      the period(a)      expense ratio
 Class A

   Actual(b)                                        $1,000         $1,018.80            $4.43             .88%

   Hypothetical (5% return before expenses)         $1,000         $1,020.54            $4.43             .88%

 Class B

   Actual(b)                                        $1,000         $1,015.00            $8.24            1.64%

   Hypothetical (5% return before expenses)         $1,000         $1,016.75            $8.25            1.64%

 Class C

   Actual(b)                                        $1,000         $1,015.00            $8.19            1.63%

   Hypothetical (5% return before expenses)         $1,000         $1,016.80            $8.20            1.63%

 Class Y

   Actual(b)                                        $1,000         $1,021.90            $3.53             .70%

   Hypothetical (5% return before expenses)         $1,000         $1,021.44            $3.53             .70%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2005: +1.88% for Class A, +1.50% for Class B, +1.50% for Class C and +2.19% for Class Y.

--------------------------------------------------------------------------------
31   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Approval of Investment Management Services Agreement

American Express Financial Corporation (AEFC), a wholly-owned subsidiary of American Express Company, serves as the investment manager to the Fund. Under an Investment Management Services Agreement (the Agreement), AEFC provides investment advice and other services to the Fund. Throughout the year, the Funds' Board of Directors and the Board's Investment Review Committee monitor these services.

Each year the Board determines whether to continue the Agreement by evaluating the quality and level of service received and the costs associated with those services. AEFC prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations to assist the Board in making this determination. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Agreement.

On February 1, 2005, American Express Company announced its intention to pursue a spin-off of AEFC by distributing shares of the common stock of AEFC to shareholders of American Express Company. At a meeting held in person on April 14, 2005, the Board, including a majority of the independent members, approved the continuation of the Agreement for an interim period, not to exceed one year, ending on the later of (i) the effective date of the spin-off or (ii) the approval by the Fund's shareholders of a new investment management services agreement with AEFC (the Interim Period). The spin-off will not result in an "assignment" of the Agreement under the Investment Company Act of 1940 and, therefore, will not cause the termination of the Agreement according to its terms. In connection with the spin-off AEFC has proposed that going forward, services under the Agreement be provided by an affiliate, RiverSource Investments, LLC (RiverSource). Independent counsel advised the Board that it would be prudent, in connection with the spin-off, to consider a new agreement with RiverSource and to seek shareholder approval of that agreement as soon as practical thereafter.

Investment performance is a major factor in the evaluation process, and the Board reviewed the Fund's performance over a range of different periods by comparing its performance to relevant Lipper and broader market indices. The Board considered that over time the Fund's investment performance should be above the median for a peer group of funds with similar investment goals and noted that the Fund's investment performance in 2004 exceeded the median.

The Board noted that, in addition to portfolio management and investment research, AEFC provides portfolio trading, daily net asset value calculation, management of cash flow, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. To evaluate these services, the Board referred to surveys and benchmarks established by commercial providers, trade associations and AEFC's internal processes. The Board concluded that the services provided were consistent with services provided by investment managers to comparable mutual funds.

--------------------------------------------------------------------------------
32   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

The Board also evaluated the price paid for the services provided by AEFC, noting the existence of a pricing philosophy, established by the Board and AEFC, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisors. The Board considered detailed information set forth in an annual report on fees and expenses, including, among other things, data showing a comparison of the Fund's expenses with median expenses paid by funds in its comparison group and data showing the Fund's contribution to AEFC's profitability. The Board determined that while the Fund's expenses are close to the median for its comparison group, the existing fee waiver has been increased to reduce further the expenses the Fund will pay.

The Board considered the economies of scale that might be realized by AEFC as the Fund grew and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the Agreement provided for lower fees as assets increase at pre-established breakpoints and concluded that the Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees AEFC charges to the Fund with those it charges to institutional clients, noting that the relatively higher fees paid by the Fund were principally attributable to the additional services required to manage a regulated mutual fund, like the Fund, and the operation of a large mutual fund family. The Board also considered the profitability realized by AEFC and its affiliates from its relationship with the Fund. The Board took into account the services acquired by AEFC through the use of commission dollars paid by the Fund on portfolio transactions. The Board concluded that AEFC's overall costs and profitability were appropriate, although profitability may be too low on an ongoing basis.

The Board noted that the fees paid by the Fund should permit AEFC to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to AEFC under the Agreement were fair and reasonable and determined to approve renewal of the Agreement for the Interim Period.

--------------------------------------------------------------------------------
33   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at
(612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
34   --   AXP INTERMEDIATE TAX-EXEMPT FUND   --   2005 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express
Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
  Tax-Exempt Bond
          Fund

                                                           Semiannual Report
                                                        for the Period Ended
                                                                May 31, 2005

AXP Tax-Exempt Bond Fund seeks
to provide shareholders with as
much current income exempt from
federal income taxes as possible
with only modest risk to the
shareholder's investments.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                 (R)

Table of Contents

Fund Snapshot                                               3
Performance Summary                                         4
Questions & Answers with Portfolio Management               6
Investments in Securities                                  10
Financial Statements                                       24
Notes to Financial Statements                              27
Fund Expenses Example                                      36
Approval of Investment Management Services Agreement       38
Proxy Voting                                               39

                   [DALBAR LOGO]

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors division. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express. On Aug. 1, 2005, American Express Financial Corporation and several of its companies, through which the products and services of the American Express Financial Advisors division are offered, changed their names in anticipation of their separation from American Express. American Express Financial Corporation, which currently provides investment management services for the American Express Funds, changed its name to Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Ameriprise Financial family of companies. American Express Financial Advisors Inc., which is currently the distributor of the American Express Funds, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management. No changes in operations, services or personnel are anticipated.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express.

As part of a corporate reorganization, Ameriprise Financial will be introducing the RiverSource(SM) brand which, pending approval of the American Express Funds' Boards of Directors, will replace "American Express" as the name of the fund family. The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services to the funds. The transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to shareholders.

--------------------------------------------------------------------------------
2 -- AXP TAX-EXEMPT BOND FUND -- 2005 SEMIANNUAL REPORT

Fund Snapshot AT MAY 31, 2005

PORTFOLIO MANAGER                                                       <

Portfolio manager      Since       Years in industry

David Kerwin*         8/04                19

* The Fund is managed by a team of portfolio managers led by David Kerwin.

FUND OBJECTIVE                                                          <

For investors seeking as much current income generally exempt from federal taxes as possible with only modest risk to their investments.

Inception dates by class
A: 11/24/76       B: 3/20/95        C: 6/26/00       Y: 3/20/95

Ticker symbols by class
A: INTAX          B: ITEBX          C: --            Y: --

Total net assets                                         $687.2 million

Number of holdings                                                  213

Effective maturity(1)                                        13.5 years

Effective duration(2)                                         6.7 years

Weighted average bond rating(3)                                     AA+

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX                                                              <

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

CREDIT QUALITY SUMMARY                                                    <

Percentage of bond portfolio assets

AAA bonds                   65.8%

AA bonds                    12.9

A bonds                     12.6

BBB bonds                    7.4

Non-investment grade bonds   1.3

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 2.4% of the portfolio rating above was determined through internal analysis.

TOP TEN STATES                                                            <

Percentage of portfolio assets

California                  16.7%

New York                    15.2

Texas                        8.7

Illinois                     6.6

Washington                   6.5

Michigan                     4.4

New Jersey                   4.4

North Carolina               3.8

Nevada                       3.4

Massachusetts                2.9

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Performance Summary

[BAR CHART]
                           PERFORMANCE COMPARISON
                For the six-month period ended May 31, 2005

           +3.10%          +3.85%          +3.65%          +3.51%

+3.10% = AXP Tax-Exempt Bond Fund Class A (excluding sales charge) +3.85% = Lehman Brothers 3-Plus Year Municipal Bond Index(1) (unmanaged) +3.65% = Lipper General Municipal Debt Funds Index(2)
+3.51% = Lehman Brothers Municipal Bond Index(3) (unmanaged)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling
(800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

(3) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

SEC YIELDS                                                                 <

At May 31, 2005 by class
A: 2.84%      B: 2.22%     C: 2.21%     Y: 3.07%

At June 30, 2005 by class
A: 2.81%      B: 2.20%     C: 2.19%     Y: 3.09%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.

--------------------------------------------------------------------------------
4  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS                                                                     <

                          Class A                Class B                Class C           Class Y
(Inception dates)       (11/24/76)              (3/20/95)              (6/26/00)         (3/20/95)
                     NAV(1)     POP(2)     NAV(1)  After CDSC(3)  NAV(1)   After CDSC(4)   NAV(5)

at May 31, 2005

6 months*            +3.10%     -1.80%     +2.71%     -2.29%      +2.71%      +1.71%       +3.16%
1 year               +7.16%     +2.07%     +6.35%     +1.35%      +6.34%      +5.34%       +7.29%
3 years              +4.94%     +3.25%     +4.15%     +2.94%      +4.14%      +4.14%       +4.96%
5 years              +6.48%     +5.45%     +5.68%     +5.36%         N/A         N/A       +6.66%
10 years             +5.35%     +4.84%     +4.56%     +4.56%         N/A         N/A       +5.48%
Since inception      +6.17%     +5.99%     +4.78%     +4.78%      +5.25%      +5.25%       +5.70%

at June 30, 2005

6 months*            +2.55%     -2.32%     +2.17%     -2.83%      +2.16%      +1.16%       +2.61%
1 year               +7.39%     +2.29%     +6.58%     +1.58%      +6.85%      +5.85%       +7.51%
3 years              +4.76%     +3.08%     +3.97%     +2.77%      +4.05%      +4.05%       +4.96%
5 years              +6.00%     +4.97%     +5.20%     +4.87%      +5.26%      +5.26%       +6.17%
10 years             +5.62%     +5.11%     +4.82%     +4.82%         N/A         N/A       +5.78%
Since inception      +6.18%     +6.00%     +4.79%     +4.79%      +5.32%      +5.32%       +5.74%

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

    * Not annualized.

--------------------------------------------------------------------------------
5  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, portfolio manager David Kerwin discusses the Fund's positioning and results for the first half of the fiscal year.

Q: How did AXP Tax-Exempt Bond Fund perform for the first half of the fiscal year?

A: AXP Tax-Exempt Bond Fund's Class A shares (excluding sales charge) gained 3.10% for the six months ended May 31, 2005. The Fund lagged the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 3.85% for the period. The Fund also underperformed the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which advanced 3.65% for the same time frame.

    In January 2005, the Fund adopted the Lehman 3-Plus Index as its new benchmark upon the approval of the Fund's Board and at the recommendation of American Express Financial Corporation, which believes this new benchmark's duration more precisely reflects the investment strategy of the Fund. For the six-month period ended May 31, 2005, the Fund's former benchmark, the Lehman Brothers Municipal Bond Index, rose 3.51%.

Q: What factors most significantly affected performance during the semiannual period?

A: The Fund underperformed due primarily to yield curve positioning. As in the taxable bond market, the municipal yield curve flattened, as the difference in yields between short- and long-term securities narrowed. Generic 2- and 5-year AAA-rated general obligation tax-exempt yields rose during the six months, and 10-year and longer AAA-rated general obligation tax-exempt yields decreased. While the Fund's modest exposure to the short-term segment of the municipal yield curve (i.e., five years or less) helped returns, it was not enough to offset the negative effect of the Fund's moderate underweight exposure to the longer end of the yield curve (i.e., 20 years or more), where the flattening of the yield curve had a positive price impact. Indeed, during this period the longer the maturity of the municipal bond, the better the performance.

    Also detracting from the performance of the Fund was its duration positioning. We had extended the Fund's duration during the period in light of the transition to its new benchmark, but we still maintained a duration shorter than that of the Lehman 3-Plus Index in anticipation of rising rates. Instead, rates across all but the short end of the municipal yield curve actually fell.

--------------------------------------------------------------------------------
6  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE]> We increased the Fund's exposure to bonds rated BBB, as we believe these bonds may continue to outperform in the coming months.[END CALLOUT QUOTE]

    The Fund's returns were also hurt by a modest position in non-enhanced municipal tobacco bonds. While we had established an exposure to this sector early in the semiannual period and added to it throughout, non-enhanced municipal tobacco bonds were among the strongest performers for the six months.

    The Fund's sizable position in uninsured New York City general obligation bonds detracted from performance. Finally, the Fund's modest exposure to bonds rated BBB also detracted a bit from performance. Overall, bonds rated BBB outperformed higher-quality bonds during the six-month period.

    On the positive side, positions in select municipal credits boosted the Fund's returns, as this sector generally performed well. The Fund's significant exposure to uninsured California general obligation tax-exempt bonds also helped its returns during the semiannual period.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We made several strategic moves within the Fund during the semiannual period. As mentioned, we adjusted the Fund's duration in light of its new benchmark.

    We increased the Fund's exposure to bonds rated BBB, as we believe these bonds may continue to outperform in the coming months. We also increased our emphasis on seeking what are known as "new money" bonds that have the ability to be advance refunded, as these bonds offer significant upside return potential. At the same time, we enhanced our focus on selling those bonds that have already been refunded, as under current regulations, they cannot be refunded a second time. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second

--------------------------------------------------------------------------------
7  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE]> We intend to position the Fund for ongoing U.S. economic recovery and still higher interest rates.[END CALLOUT QUOTE]

    bond are invested in U.S. government securities (often Treasuries) which, in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. government securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

    We reduced the Fund's exposure to both uninsured California and New York City general obligations to more neutral positions, as these bonds became fairly valued in our view. We also eliminated the Fund's exposure to below investment grade securities and upgraded the quality of what we call the Fund's "credit basket" with bonds rated BBB and A that offer enhanced liquidity and reduced risk.

    We shifted the Fund's exposure within the municipal yield curve. Within the long-term end of the curve, we somewhat reduced the Fund's exposure to 30-year bonds and increased exposure to 20-year bonds. At the long-term end of the curve, we also sought opportunities to add some lower coupon bonds, which currently offer higher yields. Within the intermediate segment of the curve, we emphasized 10-year bonds over 15-year bonds. And, as opportunities arose, we dramatically reduced the Fund's exposure to the very short-term end of the yield curve (i.e., two-year to three-year bonds).

    We maintained our strategy of laddering bond maturities, coupons and call dates in the portfolio across the yield curve. We believe this staggered approach should help reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Fund over the long term.

--------------------------------------------------------------------------------
8  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Questions & Answers

Q:  How do you intend to manage the Fund in the coming months?

A: We intend to position the Fund for ongoing U.S. economic recovery and still higher interest rates, as these themes are likely to continue to weigh on the fixed income markets through the summer. Even with the Federal Reserve Board's May 2005 comments that inflation pressures have risen, we believe there may be cause for it to deviate from its measured pace and increase interest rates more vigorously than the market currently anticipates. In addition, we anticipate that the yield curve may flatten a bit more in the near term but that after an extended period of yield curve flattening, the yield spread between short- and long-term maturities may stabilize somewhat in the months ahead with more parallel shifts across the yield curve.

    Typically, rising rates are negative for the bond market. However, municipal bonds have historically weathered this environment better than taxable bonds. It is important to note that we do not make significant Fund management decisions based on interest rate forecasts, but rather stick to our discipline of staying fully invested to maintain a high level of tax-exempt income and to diversify our portfolio. We apply this approach not only across credits and sectors, but across municipal bond structural attributes such as maturity, coupon and call features, which may help mute Fund price volatility.

    Given this view, we intend to maintain the Fund's duration moderately shorter than that of the Lehman 3-Plus Index for the near term. We also intend to focus on boosting exposure to stable-to-improving credits rated BBB and A that offer good liquidity at an attractive price, to monitor opportunities to increase holdings in non-enhanced municipal tobacco bonds and to seek opportunities to make tactical yield curve trades. Consistent with the Fund's investment objective, we will maintain our emphasis on generating as much current income exempt from federal income taxes (including avoiding bonds with income that is subject to the Alternative Minimum Tax) as possible with only modest risk.

--------------------------------------------------------------------------------
9  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Investments in Securities

AXP Tax-Exempt Bond Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.1%)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Alabama (0.9%)
City of Birmingham
  Limited General Obligation Bonds
  Series 1999B
   06-01-24                         5.25%            $540,000                 $575,689

City of Birmingham
  Unlimited General Obligation
  Refunding Warrants
  Series 2003A (AMBAC)
   06-01-12                         5.25            1,660,000                1,848,642

County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22                         5.50            1,750,000                1,915,025
   01-01-23                         5.25            1,500,000                1,600,170
                                                                            ----------
Total                                                                        5,939,526
--------------------------------------------------------------------------------------

Alaska (0.4%)
North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994B (FSA)
   06-30-05                         7.15            3,000,000(b)             2,993,833
--------------------------------------------------------------------------------------

Arizona (1.5%)
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23                         5.38            2,500,000                2,659,550

Mesa
  Pre-refunded Revenue Bonds
  Series 2004 (FSA)
   07-01-23                         5.13            3,000,000                3,373,770

Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-10                         5.00            3,740,000                4,067,736
                                                                            ----------
Total                                                                       10,101,056
--------------------------------------------------------------------------------------

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Arkansas (0.4%)
Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage Backed Securities Program
  Series 2003A (GNMA/FNMA)
   07-01-34                         4.90%          $2,110,000               $2,144,646

Independence County
  Refunding Revenue Bonds
  Entergy Arkansas Project
  Series 2005
   01-01-21                         5.00              500,000                  511,900
                                                                            ----------
Total                                                                        2,656,546
--------------------------------------------------------------------------------------

California (16.7%)
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20                         6.13            1,000,000                1,105,030

Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
   10-01-18                         5.13            2,250,000                2,437,560

Antelope Valley Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (MBIA)
   08-01-23                         5.00            2,685,000                2,868,305

Burbank California Public Financing Authority
  Revenue Bonds
  Golden State Redevelopment Project
  Series 2003A (AMBAC)
   12-01-20                         5.25            3,000,000                3,306,420

California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23                         5.25            2,000,000                2,109,180

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

California (cont.)
California Health Facilities Financing Authority
  Revenue Bonds
  Cedars-Sinai Medical Center
  Series 1997B (MBIA)
   08-01-27                         5.13%          $3,000,000               $3,146,490

California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien
  Series 2003A (FGIC)
   07-01-29                         5.00            2,000,000                2,124,060

California State Public Works Board
  Refunding Revenue Bonds
  Various University of California Projects
  Series 1993A
   06-01-14                         5.50            7,275,000                8,287,024

California Statewide Communities Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28                         5.50            2,000,000                2,124,340

California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health System
  Series 2005A
   07-01-39                         5.00            2,250,000                2,299,973

California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32                         3.88            1,750,000                1,779,628

City of Los Angeles
  Unlimited General Obligation Bonds
  Series 2000A (FGIC)
   09-01-18                         5.00            2,715,000                2,900,380

Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28                         5.38            3,400,000                3,608,182
   06-01-33                         5.50            2,500,000                2,743,675

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

California (cont.)
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33                         6.25%            $925,000                 $977,420
   06-01-39                         6.75              750,000                  816,638
   06-01-40                         6.63              600,000                  644,448

Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-23                         5.00            2,000,000                2,095,900

Los Angeles County Public Works Financing Authority
  Pre-refunded Revenue Bonds
  Los Angeles County Regional Park & Open Space District
  Series 1997A
   10-01-16                         5.00            1,290,000                1,367,065

Los Angeles County Public Works Financing Authority
  Un-refunded Revenue Bonds
  Los Angeles County Regional Park & Open Space District
  Series 1997A
   10-01-16                         5.00              710,000                  748,951

Public Facilities Financing Authority of the City of San Diego
  Subordinated Water Revenue Bonds
  Series 2002 (MBIA)
   08-01-14                         5.00            2,200,000                2,401,498

San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16                         5.25            5,000,000                5,260,350

Southern California Public Power Authority
  Refunding Revenue Bonds
  San Juan Power Project
  Series 2005A (FSA)
   01-01-15                         5.00            1,000,000                1,114,250

Southern California Public Power Authority
  Revenue Bonds
  Magnolia Power Project
  Series 2003A-1 (AMBAC)
   07-01-25                         5.00            5,000,000                5,327,850

State of California
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999 (MBIA)
   12-01-15                         5.75            2,295,000                2,582,724

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19                         5.50%          $2,500,000               $2,741,700
   10-01-25                         5.38            2,500,000                2,691,900

State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13                         5.25            2,500,000                2,760,750

State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-31                         5.13            2,500,000                2,634,975

State of California
  Unlimited General Obligation Bonds
  Series 2002
   04-01-32                         5.25            5,000,000                5,323,800

State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-29                         5.25            2,500,000                2,677,050
   02-01-32                         5.00            2,500,000                2,617,475

State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20                         5.25              500,000                  550,625

State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14                         5.25            2,500,000                2,802,975
   04-01-29                         5.30            1,745,000                1,890,620
   02-01-33                         5.00            2,000,000                2,097,280

State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11                         5.00            5,000,000                5,502,099

State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23                         5.00            2,000,000                2,111,880

State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-23                         5.13            2,500,000                2,675,150

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2004 (FSA)
   12-01-22                         5.25%          $1,000,000               $1,095,230

State of California
  Un-refunded Unlimited General Obligation Bonds
  Series 1999 (MBIA)
   12-01-15                         5.75            3,225,000                3,626,416

Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Asset-backed
  Series 2002A
   06-01-43                         5.63              700,000                  690,998

West Covina Redevelopment Agency
  Special Tax Refunding Bonds
  Fashion Plaza
  Series 1996
   09-01-17                         6.00            5,000,000                5,954,949
                                                                           -----------
Total                                                                      114,623,213
--------------------------------------------------------------------------------------

Colorado (1.4%)
Colorado Educational & Cultural Facilities Authority
  Refunding & Improvement Revenue Bonds
  University Lab School
  Series 2004 (XLCA)
   06-01-33                         5.00            3,055,000                3,215,449

Colorado Health Facilities Authority
  Revenue Bonds
  Liberty Heights
  Zero Coupon
  Series 1991B Escrowed to Maturity
   07-15-24                         4.77            2,000,000(b)               815,780

North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31                         7.25            5,000,000                5,262,650
                                                                            ----------
Total                                                                        9,293,879
--------------------------------------------------------------------------------------

Florida (2.1%)
City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32                         5.50            2,000,000                2,140,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Florida (cont.)
Florida Municipal Loan Council
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000A (MBIA)
   04-01-20                         6.02%          $4,360,000(b)            $2,293,360

Florida State Board of Public Education
  Unlimited General Obligation Bonds
  Public Education Capital Outlay
  Series 2000A
   06-01-16                         5.50            3,145,000                3,478,716

Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health System
  Series 2002B
   11-15-23                         5.25            1,000,000                1,054,770

Port St. Lucie
  Pre-refunded Revenue Bonds
  Series 2001 (MBIA)
   09-01-31                         5.13            2,000,000                2,213,860

University Athletic Association Incorporated
  Revenue Bonds
  Series 2001
   10-01-31                         3.00            3,000,000                2,941,350
                                                                            ----------
Total                                                                       14,122,756
--------------------------------------------------------------------------------------

Georgia (0.6%)
Burke County Development Authority
  Revenue Bonds
  Georgia Power Company Plant Vogtle
  1st Series 2005 (FGIC)
   05-01-34                         4.75              555,000                  558,114

Coweta County Development Authority
  Revenue Bonds
  Georgia Power Company - Plant Yates Project
  Series 2001 (AMBAC)
   09-01-18                         4.35            2,575,000                2,575,901

State of Georgia
  Unlimited General Obligation Refunding Bonds
  Series 2004C
   07-01-16                         5.50            1,000,000                1,151,010
                                                                            ----------
Total                                                                        4,285,025
--------------------------------------------------------------------------------------

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Illinois (6.5%)
City of Chicago
  Pre-refunded Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   11-01-18                         5.50%          $2,000,000               $2,259,720

City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19                         5.25            3,080,000                3,392,374

Cook & Will Counties Township High School
  District #206
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992C Escrowed to Maturity (AMBAC)
   12-01-10                         6.55            2,605,000(b)             2,162,176

Cook County Community Consolidated
  School District #21 - Wheeling
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000 Escrowed to Maturity (FSA)
   12-01-19                         6.03            3,140,000(b)             1,719,024

Cook County School District #170
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992C Escrowed to Maturity (AMBAC)
   12-01-09                         6.50            2,155,000(b)             1,859,377
   12-01-10                         6.55            2,155,000(b)             1,788,672

County of Jefferson
  Unlimited General Obligation Bonds
  Jail & Administration Office Center Project
  Series 2003A (FGIC)
   01-15-24                         5.25            2,420,000                2,621,780

Illinois Educational Facilities Authority
  Refunding Revenue Bonds
  Augustana College
  Series 2003A
   10-01-22                         5.63            2,500,000                2,693,125

Illinois Educational Facilities Authority
  Revenue Bonds
  University of Chicago
  Series 2003A
   07-01-25                         5.25            6,770,000                7,349,037

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Illinois (cont.)
Illinois Finance Authority
  Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20                         5.50%          $1,600,000               $1,698,224

Illinois Finance Authority
  Subordinated Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20                         7.75           13,745,000(b)             6,932,841

Kendall, Grundy & LaSalle Counties High School District #18
  Unlimited General Obligation Refunding Bonds
  Series 2002A (FSA)
   10-01-08                         4.50            2,260,000                2,360,683

Metropolitan Pier & Exposition Authority
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993A Escrowed to Maturity (FGIC)
   06-15-21                         6.54            1,870,000(b)               937,973

Metropolitan Pier & Exposition Authority
  Un-refunded Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993A (FGIC)
   06-15-10                         6.65              240,000(b)               201,144

State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26                         5.25            6,500,000                6,980,350
                                                                            ----------
Total                                                                       44,956,500
--------------------------------------------------------------------------------------

Indiana (0.8%)
Indiana Transportation Finance Authority
  Pre-refunded Revenue Bonds
  Series 1990A
   06-01-15                         7.25            2,210,000                2,606,165

Seymour
  Refunding Revenue Bonds
  Union Camp Corporation Project
  Series 1992
   07-01-12                         6.25            2,870,000                3,184,265
                                                                            ----------
Total                                                                        5,790,430
--------------------------------------------------------------------------------------

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Kentucky (0.4%)
County of Jefferson
  Revenue Bonds
  University Medical Center Incorporated Project
  Series 1997 (MBIA)
   07-01-17                         5.50%          $2,500,000               $2,634,400
--------------------------------------------------------------------------------------

Louisiana (2.7%)
City of New Orleans
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (AMBAC)
   09-01-12                         6.63            6,250,000(b)             4,701,063

Louisiana Public Facilities Authority
  Pre-refunded Revenue Bonds
  Centenary College of Louisiana Project
  Series 1997
   02-01-17                         5.90            1,000,000                1,082,830

New Orleans Home Mortgage Authority
  Special Obligation Refunding Bonds
  Series 1992 Escrowed to Maturity
   01-15-11                         6.25            8,875,000               10,049,960

State of Louisiana
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2004A (AMBAC)
   10-15-16                         5.00            1,750,000                1,956,553

Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed
  Series 2001B
   05-15-39                         5.88              575,000                  579,968
                                                                            ----------
Total                                                                       18,370,374
--------------------------------------------------------------------------------------

Maryland (1.6%)
Washington Suburban Sanitation District
  Unlimited General Obligation Refunding Bonds
  Water Supply
  Series 2003
   06-01-08                         5.25           10,000,000               10,696,100
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Massachusetts (2.9%)
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2001DD
   07-15-35                         5.00%          $2,000,000               $2,088,720

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37                         5.13            2,500,000                2,651,925

Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program
  Series 2004-10
   08-01-34                         5.00            4,000,000                4,222,360

Route 3 North Transit Improvement Association
  Revenue Bonds
  Series 2000 (MBIA)
   06-15-17                         5.75            7,570,000                8,464,472

Woods Hole Martha's Vineyard &
  Nantucket Steamship Authority
  Revenue Bonds
  Series 2004B
   03-01-20                         5.00            2,505,000                2,720,104
                                                                            ----------
Total                                                                       20,147,581
--------------------------------------------------------------------------------------

Michigan (4.4%)
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18                         4.80            2,000,000                2,045,540

Hudsonville Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27                         5.15            2,000,000                2,064,200

Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-14                         5.00            1,000,000                1,087,980
   10-01-19                         5.25            2,000,000                2,191,080

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Michigan (cont.)

Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2002
   10-01-22                         5.00%          $2,350,000               $2,510,176

Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2004
   10-01-21                         5.00            2,500,000                2,703,025

Michigan Municipal Bond Authority
  Revenue Bonds
  State Revolving Fund
  Series 1997
   10-01-14                         5.25              750,000                  792,195
   10-01-15                         5.25            1,000,000                1,056,260

Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-14                         5.25            1,000,000                1,123,950

Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18                         5.50            4,070,000                4,427,957

New Haven Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2002
  (Qualified School Board Loan Fund)
   05-01-22                         5.25            5,500,000                6,010,729

Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-21                         7.13            1,615,000                1,704,552

Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19                         5.25            2,500,000                2,689,500
                                                                            ----------
Total                                                                       30,407,144
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Minnesota (2.3%)
City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30                         5.00%          $2,575,000               $2,703,287

Minneapolis & St. Paul
  Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-26                         5.00            1,465,000(i)             1,560,166

Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24                         5.20            3,000,000                3,152,760

Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2005A (FSA)
  (School District Credit Enhancement Program)
   02-01-15                         5.00            1,000,000                1,101,770

Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34                         5.25            1,250,000                1,338,400

State of Minnesota
  Unlimited General Obligation Refunding Bonds
  Series 2003
   08-01-13                         4.00            5,000,000                5,222,950

Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34                         5.00            1,000,000                1,024,300
                                                                            ----------
Total                                                                       16,103,633
--------------------------------------------------------------------------------------

Missouri (0.6%)
Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Park College
  Series 1999
   06-01-19                         5.88            4,000,000                4,268,800
--------------------------------------------------------------------------------------

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Montana (0.2%)
State of Montana
  Unlimited General Obligation Refunding Bonds
  Long-Range Building Program
  Series 2003G
   08-01-14                         4.00%          $1,520,000               $1,571,832
--------------------------------------------------------------------------------------

Nebraska (--%)
Nebraska Public Power District
  Un-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14                         5.25              290,000                  307,188
--------------------------------------------------------------------------------------

Nevada (3.4%)
City of Las Vegas
  Special Assessment Bonds
  Special Improvement District #808 - Summerlin
  Series 2001
   06-01-11                         6.00            1,985,000                2,051,299

Clark County School District
  Limited General Obligation Refunding Bonds
  Series 1998 (FSA)
   06-15-12                         5.50           10,000,000               11,323,800

Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-15                         5.65            9,870,000(b)             6,536,013

Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA)
   07-01-09                         5.00            3,110,000                3,312,523
                                                                            ----------
Total                                                                       23,223,635
--------------------------------------------------------------------------------------

New Jersey (4.3%)
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11                         5.00            5,000,000                5,424,500

New Jersey Sports & Exposition Authority
  Series 2000A Inverse Floater
   03-01-16                         6.78            3,385,000(f)             4,132,679

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

New Jersey (cont.)
New Jersey Sports & Exposition Authority
  Series 2000B Inverse Floater
   03-01-17                         6.78%          $3,535,000(f)            $4,309,236

New Jersey Sports & Exposition Authority
  Series 2000C Inverse Floater
   03-01-18                         6.78            3,490,000(f)             4,247,888

New Jersey Transportation Trust Fund Authority
  Pre-refunded Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   06-15-14                         7.16            5,000,000(f)             6,341,799

Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32                         5.75            1,160,000                1,171,577
   06-01-37                         6.00            2,175,000                2,203,232

Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-32                         6.38            1,400,000                1,458,254
   06-01-39                         6.75              500,000                  542,730
                                                                            ----------
Total                                                                       29,831,895
--------------------------------------------------------------------------------------

New York (15.2%)
Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22                         5.25            5,000,000                5,479,900

City of New York
  Unlimited General Obligation Bonds
  Series 2002C
   08-01-10                         5.25            7,645,000                8,335,420

City of New York
  Unlimited General Obligation Bonds
  Series 2002G (FGIC)
   08-01-10                         5.50           10,000,000               11,060,700

City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27                         5.38            5,000,000                5,415,550

City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19                         5.50            2,500,000                2,752,625

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

New York (cont.)
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34                         5.00%          $1,000,000               $1,048,930

Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16                         5.75            2,500,000                2,918,925
   11-15-32                         5.75            5,000,000                5,658,500

New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20                         5.25            1,000,000                1,094,150

New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  State Personal Income Tax (Education)
  Series 2003A
   03-15-27                         5.00            4,725,000                5,244,797

New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd General Resolution
  Series 1993A
   07-01-18                         5.75            5,500,000                6,382,420

New York State Dormitory Authority
  Revenue Bonds
  Hospital Insured Mortgage
  Series 2004A (FHA/FSA)
   02-15-13                         5.25            1,750,000                1,956,308
   08-15-13                         5.25            4,500,000                5,043,285

New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005B (AMBAC)
   02-15-30                         5.00            1,390,000                1,473,219

New York State Dormitory Authority
  Revenue Bonds
  Sloan-Kettering Memorial Center
  Series 2003 (MBIA)
   07-01-23                         5.00            5,000,000                5,331,400
   07-01-24                         5.00            2,500,000                2,656,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

New York (cont.)
New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   11-15-26                         5.25%          $4,000,000               $4,431,080

New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15                         4.10            2,400,000(h)             2,433,216

New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15                         4.00            3,000,000(h)             3,024,420

New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003
   06-15-32                         5.00              805,000                  850,764

New York State Thruway Authority
  Revenue Bonds
  Series 1999B (FGIC)
   04-01-08                         5.00            2,730,000                2,886,757

New York State Urban Development Corporation
  Revenue Bonds
  Personal Income Tax
  Series 2002C-1
   03-15-11                         5.25            4,000,000                4,405,200

New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A
   01-01-08                         5.00            5,000,000                5,237,300
   01-01-09                         5.00            3,500,000                3,716,160

Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34                         5.00            2,000,000                2,116,660

Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14                         5.50            3,025,000                3,247,549
                                                                           -----------
Total                                                                      104,202,085
--------------------------------------------------------------------------------------

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

North Carolina (3.8%)
City of Charlotte
  Certificate of Participation
  Governmental Facilities Projects
  Series 2003G
   06-01-28                         5.00%          $1,750,000               $1,843,013
City of Charlotte
  Unlimited General Obligation Bonds
  Series 2003A
   07-01-08                         4.25            2,000,000                2,082,500

City of Charlotte
  Unlimited General Obligation Refunding Bonds
  Series 1998
   02-01-16                         5.25            5,000,000                5,372,500

North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10                         5.50            2,375,000                2,546,190

North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003F
   01-01-14                         5.50            5,000,000                5,475,250

North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-11                         5.50            5,125,000                5,618,383

State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvements
  Series 2003B
   04-01-21                         4.50            3,000,000                3,081,540
                                                                            ----------
Total                                                                       26,019,376
--------------------------------------------------------------------------------------

Ohio (1.7%)
City of Hamilton
  Refunding Revenue Bonds
  Series 2002A (FSA)
   10-15-25                         4.70            1,500,000                1,551,180

County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-32                         6.00            4,000,000                4,442,480

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Ohio (cont.)
Miami University
  Refunding Revenue Bonds
  Series 2005 (AMBAC)
   09-01-23                         4.75%          $2,435,000               $2,578,714

State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2005I
   05-01-14                         5.00            2,545,000                2,843,274
                                                                            ----------
Total                                                                       11,415,648
--------------------------------------------------------------------------------------

Oregon (1.3%)
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-11                         5.00            5,000,000                5,487,700

Oregon State Housing & Community
  Services Department
  Revenue Bonds
  Single Family Mortgage Program
  Series 2003A
   07-01-24                         4.80            3,220,000                3,237,163

Umatilla County Hospital Facility Authority
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-32                         5.00              500,000                  518,540
                                                                            ----------
Total                                                                        9,243,403
--------------------------------------------------------------------------------------

Pennsylvania (1.8%)
Allegheny County Hospital Development Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Magee-Women's Hospital Project
  Zero Coupon
  Series 1992 (FGIC)
   10-01-17                         5.81            5,115,000(b)             3,027,415

Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2003 (AMBAC)
   11-01-08                         3.13            2,500,000                2,517,300

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Pennsylvania (cont.)
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2005 (FGIC)
   02-15-27                         4.75%          $1,500,000               $1,526,760

Pennsylvania Industrial Development Authority
  Revenue Bonds
  Economic Development
  Series 2002 (AMBAC)
   07-01-09                         5.00            4,825,000                5,183,112
                                                                            ----------
Total                                                                       12,254,587
--------------------------------------------------------------------------------------

Puerto Rico (1.7%)
Puerto Rico Infrastructure Financing Authority
  Revenue Bonds
  Series 1997A (AMBAC)
   07-01-14                         5.00            3,175,000(g)             3,397,568

Puerto Rico Municipal Finance Agency
  Unlimited General Obligation Bonds
  Series 2000R Inverse Floater (FSA)
   08-01-13                         6.78            5,000,000(f,g)           6,139,499

Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36                         5.00            1,750,000(g)             1,927,083
                                                                            ----------
Total                                                                       11,464,150
--------------------------------------------------------------------------------------

South Carolina (1.3%)
Lexington County
  Revenue Bonds
  Series 2004
   05-01-24                         5.50            2,100,000                2,278,353

South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31                         5.25            5,000,000                5,328,800

Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22                         6.00            1,000,000                1,027,270
                                                                            ----------
Total                                                                        8,634,423
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Tennessee (0.8%)
City of Memphis
  Pre-refunded Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-15                         5.25%          $5,365,000               $5,754,177
--------------------------------------------------------------------------------------

Texas (7.9%)
Alief Independent School District
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-14                         5.00            3,000,000                3,313,530

Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19                         5.00            1,525,000                1,639,772

City of Austin
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992 (AMBAC)
   11-15-10                         6.51            5,055,000(b)             4,177,300

City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09                         5.25            2,000,000                2,148,380
   02-01-13                         5.25            3,000,000                3,352,110

City of San Antonio
  Revenue Bonds
  Series 1992 Escrowed to Maturity (FGIC)
   05-15-07                         6.40            3,695,000                3,942,011

City of San Antonio
  Revenue Bonds
  Series 2003 (MBIA)
   02-01-20                         5.00            1,980,000                2,112,125

Clint Independent School District
  Unlimited General Obligation Bonds
  Series 2003A
  (Permanent School Fund Guarantee)
   08-15-29                         5.13            6,425,000                6,810,436

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Texas (cont.)
Duncanville Independent School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-28                         5.65%          $7,000,000               $7,773,220

Houston Independent School District
  Limited General Obligation Refunding Bonds
  Series 2005 (FSA)
   07-15-15                         5.00            5,000,000(i)             5,544,200

Midland Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-19                         5.25            2,220,000                2,437,693

Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11                         4.00            8,285,000                8,601,238

San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21                         5.25            2,150,000                2,362,979
                                                                            ----------
Total                                                                       54,214,994
--------------------------------------------------------------------------------------

Virginia (1.1%)
Loudoun County Sanitation Authority
  Revenue Bonds
  Series 2004
   01-01-33                         5.00            1,180,000                1,255,685

Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-Backed
  Series 2005
   06-01-26                         5.50              425,000                  423,942

Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18                         5.00            2,000,000                2,165,040

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Virginia (cont.)
Virginia Public School Authority
  Revenue Bonds
  School Financing
  Series 2001A
   08-01-16                         5.00%          $3,300,000               $3,591,027
                                                                            ----------
Total                                                                        7,435,694
--------------------------------------------------------------------------------------

Washington (6.0%)
City of Seattle
  Improvement & Refunding Revenue Bonds
  Series 2001 (FSA)
   03-01-26                         5.13            3,415,000                3,583,394

Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12                         5.50            8,000,000                9,011,200

Grant County Public Utility District #2
  Refunding Revenue Bonds
  Series 2001H (FSA)
   01-01-09                         5.00            9,635,000               10,267,055

State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15                         5.00            2,820,000                3,122,896

State of Washington
  Unlimited General Obligation Bonds
  Various Purpose
  Series 1999B
   01-01-13                         5.00            2,675,000                2,819,825

Tobacco Settlement Authority of Washington
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32                         6.63              750,000                  793,110

Vancouver
  Limited General Obligation Bonds
  Limited Tax
  Series 2003 (AMBAC)
   12-01-29                         5.00            3,650,000                3,843,487

Municipal bonds (continued)
Name of                            Coupon           Principal                Value(a)
issuer and                          rate             amount
title of
issue(c,d)

Washington (cont.)
Washington Public Power Supply System
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989B (MBIA)
   07-01-13                         6.61%         $10,360,000(b)            $7,505,613
                                                                            ----------
Total                                                                       40,946,580
--------------------------------------------------------------------------------------

Wisconsin (0.5%)
Badger Tobacco Asset Securitization Corporation
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-27                         6.13            1,150,000                1,194,494

Wisconsin Health & Educational Facilities Authority
  Revenue Bonds
  Wheaton Franciscan Services
  Series 2003A
   08-15-33                         5.13            2,400,000                2,478,480
                                                                            ----------
Total                                                                        3,672,974
--------------------------------------------------------------------------------------

Total municipal bonds
(Cost: $632,674,248)                                                      $667,583,437
--------------------------------------------------------------------------------------

Municipal notes (2.4%)

Issue(c,d,e)                      Effective          Amount                  Value(a)
                                    yield          payable at
                                                    maturity

Colorado (0.6%)
Colorado Educational & Cultural Facilities Authority
  Revenue Bonds
  National Jewish Federation Bond Program
  V.R.D.N. Series 2004 (Bank of America)
   02-01-35                         2.98%          $4,400,000               $4,400,000
--------------------------------------------------------------------------------------

Texas (0.8%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  Hospital - Scott & White
  V.R.D.N. Series 2001-1 (JPMorgan Chase Bank) MBIA
   08-15-31                         2.98            2,700,000                2,700,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Municipal notes (continued)
Issue(c,d,e)                      Effective          Amount                  Value(a)
                                    yield          payable at
                                                    maturity

Texas (cont.)
Harris County Health Facilities Development Corporation
  Revenue Bonds
  Texas Medical Center Project
  V.R.D.N. Series 1999B (JPMorgan Chase Bank) FSA
   05-15-29                         2.98%          $2,400,000               $2,400,000
                                                                            ----------
Total                                                                        5,100,000
--------------------------------------------------------------------------------------

Utah (--%)
Emery County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (Bank of Nova Scotia) AMBAC
   11-01-24                         2.98            3,600,000                3,600,000
--------------------------------------------------------------------------------------

Municipal notes (continued)
Issue(c,d,e)                      Effective          Amount                  Value(a)
                                    yield          payable at
                                                    maturity

Washington (0.5%)
Washington Health Care Facilities Authority
  Revenue Bonds
  Providence Services
  V.R.D.N. Series 2002A (JPMorgan Chase Bank) MBIA
   12-01-30                         2.98%          $3,700,000               $3,700,000
--------------------------------------------------------------------------------------

Total municipal notes
(Cost: $16,800,000)                                                        $16,800,000
--------------------------------------------------------------------------------------

Total investments in securities
(Cost: $649,474,248)(j)                                                   $684,383,437
======================================================================================

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA          --      ACA Financial Guaranty Corporation
      AMBAC        --      Ambac Assurance Corporation
      BIG          --      Bond Investors Guarantee
      CGIC         --      Capital Guaranty Insurance Company
      FGIC         --      Financial Guaranty Insurance Company
      FHA          --      Federal Housing Authority
      FNMA         --      Federal National Mortgage Association
      FHLMC        --      Federal Home Loan Mortgage Corporation
      FSA          --      Financial Security Assurance
      GNMA         --      Government National Mortgage Association
      MBIA         --      MBIA Insurance Corporation
      XLCA         --      XL Capital Assurance

(d)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.       --      Alternative Minimum Tax
      B.A.N.       --      Bond Anticipation Note
      C.P.         --      Commercial Paper
      R.A.N.       --      Revenue Anticipation Note
      T.A.N.       --      Tax Anticipation Note
      T.R.A.N.     --      Tax & Revenue Anticipation Note
      V.R.         --      Variable Rate
      V.R.D.B.     --      Variable Rate Demand Bond
      V.R.D.N.     --      Variable Rate Demand Note

--------------------------------------------------------------------------------
22  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2005. At May 31, 2005, the value of inverse floaters represented 3.7% of net assets.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.7% of net assets at May 31, 2005.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(i) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,082,799.

(j) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $649,474,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $35,777,000
      Unrealized depreciation                                   (868,000)
      ------------------------------------------------------------------
      Net unrealized appreciation                            $34,909,000
      ------------------------------------------------------------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
23  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities

AXP Tax-Exempt Bond Fund

May 31, 2005 (Unaudited)
Assets

Investments in securities, at value (Note 1)
   (identified cost $649,474,248)                                                        $684,383,437
Cash in bank on demand deposit                                                                107,733
Capital shares receivable                                                                     300,360
Accrued interest receivable                                                                10,009,389
Receivable for investment securities sold                                                      66,991
-----------------------------------------------------------------------------------------------------
Total assets                                                                              694,867,910
-----------------------------------------------------------------------------------------------------

Liabilities

Dividends payable to shareholders                                                             323,972
Capital shares payable                                                                         95,917
Payable for investment securities purchased                                                 7,082,799
Accrued investment management services fee                                                     33,864
Accrued distribution fee                                                                       21,993
Accrued transfer agency fee                                                                     1,968
Accrued administrative services fee                                                             3,010
Other accrued expenses                                                                         69,687
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                           7,633,210
-----------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                       $687,234,700
=====================================================================================================

Represented by

Capital stock -- $.01 par value (Note 1)                                                 $  1,756,767
Additional paid-in capital                                                                648,711,249
Undistributed net investment income                                                           639,690
Accumulated net realized gain (loss)                                                        1,217,805
Unrealized appreciation (depreciation) on investments                                      34,909,189
-----------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                 $687,234,700
=====================================================================================================
Net assets applicable to outstanding shares:            Class A                          $648,509,918
                                                        Class B                          $ 34,297,161
                                                        Class C                          $  4,425,716
                                                        Class Y                          $      1,905
Net asset value per share of outstanding capital stock: Class A shares    165,778,154    $       3.91
                                                        Class B shares      8,767,066    $       3.91
                                                        Class C shares      1,130,964    $       3.91
                                                        Class Y shares            487    $       3.91
-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Statement of operations

AXP Tax-Exempt Bond Fund

Six months ended May 31, 2005 (Unaudited)

Investment income

Income:
Interest                                                                              $15,293,123
-------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                      1,574,053
Distribution fee
   Class A                                                                                825,048
   Class B                                                                                174,823
   Class C                                                                                 22,873
Transfer agency fee                                                                       161,430
Incremental transfer agency fee
   Class A                                                                                 15,454
   Class B                                                                                  2,388
   Class C                                                                                    455
Service fee -- Class Y                                                                          2
Administrative services fees and expenses                                                 145,244
Compensation of board members                                                               6,266
Custodian fees                                                                             23,660
Printing and postage                                                                       22,409
Registration fees                                                                          21,420
Audit fees                                                                                 18,500
Other                                                                                      18,273
-------------------------------------------------------------------------------------------------
Total expenses                                                                          3,032,298
   Earnings credits on cash balances (Note 2)                                             (12,896)
-------------------------------------------------------------------------------------------------
Total net expenses                                                                      3,019,402
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        12,273,721
-------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions (Note 3)                              2,841,729
Net change in unrealized appreciation (depreciation) on investments                     6,805,185
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                          9,646,914
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       $21,920,635
=================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Statements of changes in net assets

AXP Tax-Exempt Bond Fund

                                                            May 31, 2005            Nov. 30, 2004
                                                          Six months ended           Year ended
                                                            (Unaudited)

Operations and distributions

Investment income (loss) -- net                             $ 12,273,721            $  27,016,776
Net realized gain (loss) on investments                        2,841,729                6,955,119
Net change in unrealized appreciation (depreciation)
  on investments                                               6,805,185               (9,619,863)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             21,920,635               24,352,032
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (11,679,646)             (25,586,936)
      Class B                                                   (486,119)              (1,202,448)
      Class C                                                    (63,366)                (147,432)
      Class Y                                                        (34)                     (70)
   Net realized gain
      Class A                                                 (5,279,704)             (37,024,215)
      Class B                                                   (280,376)              (2,366,963)
      Class C                                                    (36,263)                (305,886)
      Class Y                                                        (15)                     (98)
-------------------------------------------------------------------------------------------------
Total distributions                                          (17,825,523)             (66,634,048)
-------------------------------------------------------------------------------------------------

Capital share transactions (Note 4)

Proceeds from sales
   Class A shares (Note 2)                                    13,796,622               43,647,627
   Class B shares                                              1,212,943                3,262,137
   Class C shares                                                612,834                1,207,396
Reinvestment of distributions at net asset value
   Class A shares                                             12,681,603               48,520,409
   Class B shares                                                656,564                3,140,305
   Class C shares                                                 94,163                  424,950
Payments for redemptions
   Class A shares                                            (56,170,178)            (155,629,120)
   Class B shares (Note 2)                                    (3,821,673)             (17,873,834)
   Class C shares (Note 2)                                      (961,031)              (3,038,821)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                               (31,898,153)             (76,338,951)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      (27,803,041)            (118,620,967)
Net assets at beginning of period                            715,037,741              833,658,708
-------------------------------------------------------------------------------------------------
Net assets at end of period                                 $687,234,700            $ 715,037,741
=================================================================================================
Undistributed net investment income                         $    639,690            $     595,134
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Tax-Exempt Bond Fund
(Unaudited as to May 31, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge
  (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

At May 31, 2005, American Express Financial Corporation (AEFC) owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
27  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2005, the Fund has entered into outstanding when-issued securities of $7,082,799.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
28  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the six months ended May 31, 2005.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
29  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.45% to 0.35% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.04% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $20.50

o Class B $21.50

o Class C $21.00

o Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------
30  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $143,345 for Class A, $28,539 for Class B and $1,086 for Class C for the six months ended May 31, 2005.

During the six months ended May 31, 2005, the Fund's custodian and transfer agency fees were reduced by $12,896 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $127,850,402 and $152,969,116, respectively, for the six months ended May 31, 2005. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                     Six months ended May 31, 2005
                                           Class A         Class B      Class C       Class Y
----------------------------------------------------------------------------------------------
Sold                                       3,539,706        311,085      157,091         --
Issued for reinvested distributions        3,255,976        168,559       24,170         --
Redeemed                                 (14,433,376)      (980,368)    (247,320)        --
----------------------------------------------------------------------------------------------
Net increase (decrease)                   (7,637,694)      (500,724)     (66,059)        --
----------------------------------------------------------------------------------------------

                                                      Year ended Nov. 30, 2004
                                           Class A         Class B      Class C       Class Y
----------------------------------------------------------------------------------------------
Sold                                      11,135,955        830,779      308,782         --
Issued for reinvested distributions       12,379,459        800,942      108,364         --
Redeemed                                 (39,719,203)    (4,576,619)    (775,364)        --
----------------------------------------------------------------------------------------------
Net increase (decrease)                  (16,203,789)    (2,944,898)    (358,218)        --
----------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2005.

--------------------------------------------------------------------------------
31  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                               2005(f)         2004           2003           2002            2001

Net asset value, beginning of period                       $3.89           $4.10          $4.05          $4.05           $3.93
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 .07             .14            .15            .17             .19
Net gains (losses) (both realized and unrealized)            .05            (.01)           .08             --             .12
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .12             .13            .23            .17             .31
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                        (.07)           (.14)          (.15)          (.17)           (.19)
Distributions from realized gains                           (.03)           (.20)          (.03)            --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.10)           (.34)          (.18)          (.17)           (.19)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $3.91           $3.89          $4.10          $4.05           $4.05
------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data

Net assets, end of period (in millions)                     $649            $674           $777           $828            $866
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            .82%(c)         .82%           .82%           .81%            .81%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         3.55%(c)        3.55%          3.78%          4.23%           4.54%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                                19%             21%            92%           102%             53%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                            3.10%(e)        3.33%          5.91%          4.30%           7.88%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
32  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Class B

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                               2005(f)          2004           2003           2002            2001

Net asset value, beginning of period                       $3.89           $4.10          $4.06          $4.05           $3.93
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 .05             .11            .12            .15             .16
Net gains (losses) (both realized and unrealized)            .05            (.01)           .07             --             .12
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .10             .10            .19            .15             .28
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                        (.05)           (.11)          (.12)          (.14)           (.16)
Distributions from realized gains                           (.03)           (.20)          (.03)            --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.08)           (.31)          (.15)          (.14)           (.16)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $3.91           $3.89          $4.10          $4.06           $4.05
------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data

Net assets, end of period (in millions)                      $34             $36            $50            $60             $53
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)           1.58%(c)        1.58%          1.58%          1.57%           1.57%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         2.79%(c)        2.80%          3.02%          3.47%           3.77%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)    19%             21%            92%           102%             53%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                            2.71%(e)        2.55%          4.85%          3.77%           7.07%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
33  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Class C

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                               2005(f)         2004           2003           2002            2001

Net asset value, beginning of period                       $3.89           $4.10          $4.06          $4.06           $3.93
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 .05             .11            .12            .14             .16
Net gains (losses) (both realized and unrealized)            .05            (.01)           .07             --             .13
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .10             .10            .19            .14             .29
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                        (.05)           (.11)          (.12)          (.14)           (.16)
Distributions from realized gains                           (.03)           (.20)          (.03)            --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.08)           (.31)          (.15)          (.14)           (.16)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $3.91           $3.89          $4.10          $4.06           $4.06
------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data

Net assets, end of period (in millions)                       $4              $5             $6             $6              $4
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)           1.59%(c)        1.58%          1.59%          1.57%           1.57%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         2.78%(c)        2.80%          3.01%          3.39%           3.62%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)    19%             21%            92%           102%             53%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                            2.71%(e)        2.55%          4.84%          3.52%           7.35%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
34  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Class Y

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                               2005(f)         2004           2003           2002            2001

Net asset value, beginning of period                       $3.89           $4.10          $4.06          $4.06           $3.93
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                 .07             .15            .16            .18             .19
Net gains (losses) (both realized and unrealized)            .05            (.01)           .07             --             .13
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .12             .14            .23            .18             .32
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                        (.07)           (.15)          (.16)          (.18)           (.19)
Distributions from realized gains                           (.03)           (.20)          (.03)            --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.10)           (.35)          (.19)          (.18)           (.19)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $3.91           $3.89          $4.10          $4.06           $4.06
------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data

Net assets, end of period (in millions)                      $--             $--            $--            $--             $--
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)            .66%(c)         .66%           .66%           .66%            .66%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                         3.64%(c)        3.66%          3.89%          4.32%           4.72%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)    19%             21%            92%           102%             53%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                            3.16%(e)        3.45%          5.74%          4.40%           8.28%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended May 31, 2005 (Unaudited).

--------------------------------------------------------------------------------
35  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
36  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

                                                          Beginning            Ending          Expenses
                                                        account value       account value     paid during      Annualized
                                                        Dec. 1, 2004        May 31, 2005     the period(a)    expense ratio
Class A

     Actual(b)                                             $1,000             $1,031.00          $4.15            .82%

     Hypothetical (5% return before expenses)              $1,000             $1,020.84          $4.13            .82%

Class B

     Actual(b)                                             $1,000             $1,027.10          $7.99           1.58%

     Hypothetical (5% return before expenses)              $1,000             $1,017.05          $7.95           1.58%

Class C

     Actual(b)                                             $1,000             $1,027.10          $8.04           1.59%

     Hypothetical (5% return before expenses)              $1,000             $1,017.00          $8.00           1.59%

Class Y

     Actual(b)                                             $1,000             $1,031.60          $3.34            .66%

     Hypothetical (5% return before expenses)              $1,000             $1,021.64          $3.33            .66%


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2005: +3.10% for Class A, +2.71% for Class B, +2.71% for Class C and +3.16% for Class Y.

--------------------------------------------------------------------------------
37  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

Approval of Investment Management Services Agreement

American Express Financial Corporation (AEFC), a wholly-owned subsidiary of American Express Company, serves as the investment manager to the Fund. Under an Investment Management Services Agreement (the Agreement), AEFC provides investment advice and other services to the Fund. Throughout the year, the Funds' Board of Directors and the Board's Investment Review Committee monitor these services.

Each year the Board determines whether to continue the Agreement by evaluating the quality and level of service received and the costs associated with those services. AEFC prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations to assist the Board in making this determination. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Agreement.

On February 1, 2005, American Express Company announced its intention to pursue a spin-off of AEFC by distributing shares of the common stock of AEFC to shareholders of American Express Company. At a meeting held in person on April 14, 2005, the Board, including a majority of the independent members, approved the continuation of the Agreement for an interim period, not to exceed one year, ending on the later of (i) the effective date of the spin-off or (ii) the approval by the Fund's shareholders of a new investment management services agreement with AEFC (the Interim Period). The spin-off will not result in an "assignment" of the Agreement under the Investment Company Act of 1940 and, therefore, will not cause the termination of the Agreement according to its terms. In connection with the spin-off AEFC has proposed that going forward, services under the Agreement be provided by an affiliate, RiverSource Investments, LLC (RiverSource). Independent counsel advised the Board that it would be prudent, in connection with the spin-off, to consider a new agreement with RiverSource and to seek shareholder approval of that agreement as soon as practical thereafter.

Investment performance is a major factor in the evaluation process, and the Board reviewed the Fund's performance over a range of different periods by comparing its performance to relevant Lipper and broader market indices. The Board considered that over time the Fund's investment performance should be above the median for a peer group of funds with similar investment goals and noted that the Fund's investment performance, although below median, was consistent with the management style of the Fund in light of market conditions in 2004.

The Board noted that, in addition to portfolio management and investment research, AEFC provides portfolio trading, daily net asset value calculation, management of cash flow, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. To evaluate these services, the Board referred to surveys and benchmarks established by commercial providers, trade associations and AEFC's internal processes. The Board concluded that the services provided were consistent with services provided by investment managers to comparable mutual funds.

--------------------------------------------------------------------------------
38  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

The Board also evaluated the price paid for the services provided by AEFC, noting the existence of a pricing philosophy, established by the Board and AEFC, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisors. The Board considered detailed information set forth in an annual report on fees and expenses, including, among other things, data showing a comparison of the Fund's expenses with median expenses paid by funds in its comparison group and data showing the Fund's contribution to AEFC's profitability. The Board determined that the total expense ratio of the Fund is below the median of its comparison group.

The Board considered the economies of scale that might be realized by AEFC as the Fund grew and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the Agreement provided for lower fees as assets increase at pre-established breakpoints and concluded that the Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees AEFC charges to the Fund with those it charges to institutional clients, noting that the relatively higher fees paid by the Fund were principally attributable to the additional services required to manage a regulated mutual fund, like the Fund, and the operation of a large mutual fund family. The Board also considered the profitability realized by AEFC and its affiliates from its relationship with the Fund. The Board took into account the services acquired by AEFC through the use of commission dollars paid by the Fund on portfolio transactions. The Board concluded that AEFC's overall costs and profitability were appropriate, although profitability may be too low on an ongoing basis.

The Board noted that the fees paid by the Fund should permit AEFC to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to AEFC under the Agreement were fair and reasonable and determined to approve renewal of the Agreement for the Interim Period.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at
(612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
39  --  AXP TAX-EXEMPT BOND FUND  --  2005 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express
Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Tax-Exempt Series, Inc.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 3, 2005



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 3, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 3, 2005